TD Waterhouse Trust
100 Wall Street
New York, New York 10005



December 27, 1999

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      TD Waterhouse Trust
                  File Nos. 333-84623; 811-9519
                  Rule 497(j) Filing

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Trust (the "Trust") certifies that the form of Prospectus and Statement of Additional Information dated December 23, 1999 that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission (Accession No. 0001089355-99-000081) on December 23, 1999.

         Please call the undersigned at (617) 557-3416 if you have any questions with respect to this certification.

         Kindly return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,

/s/ Christopher J. Kelley
Christopher J. Kelley
Vice President and Secretary


cc:      B. Leibert, Esq.
         M. Neale, Esq.
         M. Teichner